CONCENTRATIONS (Tables)	12 Months Ended
Oct. 31, 2012
Sales Revenue, Goods, Net [Member]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

The percentage of sales to significant customers was as follows:
	October 31,
	2011	2012

Customer A	71.3%	49.1%
Customer B	5.3%	13.5%

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

  The percentage of accounts receivable, net from significant customers was as follows:
	October 31,
	2011	2012

Customer A	67.6%	66.4%
Customer B	1.8%	0.0%